Share-based compensation - Schedule of Stock Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Options
Number of shares , Beginning Balance	144,000,000	114,000,000	114,000,000
Number of options granted		30,000,000
Number of options, Cancelled	(84,000,000)
Number of shares , Ending Balance	60,000,000	144,000,000	114,000,000	114,000,000
Number of shares , Expected to vest	60,000,000
Number of shares , Exercisable	45,000,000
Share Based Compensation Arrangement By Share Based Payment Award Options Weighted Average Exercise Price [Abstract]
Weighted-Average per Share Exercise Price , Beginning Balance	$ 0.69	$ 0.76	$ 0.76
Weighted-Average per Share Exercise Price , Granted		0.4
Weighted-Average per Share Exercise Price , Cancelled	0.81
Weighted-Average per Share Exercise Price , Ending Balance	0.5	$ 0.69	$ 0.76	$ 0.76
Weighted-Average per Share Exercise Price, Expected to vest	0.5
Weighted-Average per Share Exercise Price , Exercisable	$ 0.69
Share-Based Compensation Arrangement by Share-Based Payment Award Options Weighted Average Remaining Contractual Terms [Abstract]
Weighted Average Remaining Contractual Term	7 years 7 days	7 years 6 months 10 days	8 years 1 month 13 days	9 years 1 month 6 days
Weighted Average Remaining Contractual Term, Expected to vest	7 years 7 days
Weighted Average Remaining Contractual Term, Exercisable	7 years 7 days
Share-Based Compensation Arrangements By Share-Based Payment Award Options Aggregate Intrinsic Value [Abstract]
Aggregate Intrinsic Value, Beginning balance	$ 0	$ 0
Aggregate Intrinsic Value, Ending balance	0	$ 0	$ 0
Aggregate Intrinsic Value, Expected to vest	0
Aggregate Intrinsic Value, Exercisable	$ 0